Notes Payable (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 14, 2020	Feb. 28, 2021	Jan. 31, 2021	Feb. 25, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest expenses					$ 10,302	$ 10,301	$ 20,490	$ 20,238	$ 41,432	$ 40,753
Paycheck Protection Program [Member]
Secured loan, principal amount	$ 299,300
Rate of interest	1.00%
Maturity date	Apr. 14, 2022
Extinguishment of debt			$ 299,300
First International Bank [Member]
Rate of interest		1.00%		8.75%
Proceeds from loan		$ 299,380
Business Loan Agreement [Member] | MES, Inc. [Member]
Repaid Principal Amount									165,339
Secured loan, principal amount				$ 200,000
Term of loan				1 year
Rate of interest				8.75%
Maturity date				Feb. 26, 2021
Interest expenses									$ 9,428